Dividends - Dividends to shareholders of the parent company (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0.46		$ 0.62
Dividends paid on ordinary shares	$ 8,147		$ 11,691
Dividends recognised as distributions to owners	9,171	$ 4,415	12,685
Total coupons on capital securities classified as equity
Dividends Payable [Line Items]
Dividends on preference shares classified as equity	547		526
Dividends to shareholders
Dividends Payable [Line Items]
Dividends recognised as distributions to owners	$ 8,694	$ 4,193	$ 12,217
– fourth interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0.36		$ 0.31
Dividends paid on ordinary shares	$ 6,397		$ 5,872
– first interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0.10		$ 0.10
Dividends paid on ordinary shares	$ 1,750		$ 1,877
– special dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0		$ 0.21
Dividends paid on ordinary shares	$ 0		$ 3,942